UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06674

Exact name of registrant as specified in charter:	Aberdeen Greater China Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-800-522-5465

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

Item 1. Schedule of Investments

The schedule of investments for the three-month period ended September 30, 2017 is filed herewith.

Portfolio of Investments (unaudited)

As of September 30, 2017

Shares	Description	Industry and Percentage of Net Assets	Value (US$)
LONG-TERM INVESTMENTS - 97.3%
COMMON STOCKS - 97.3%
CHINA - 40.3%
5,000	China Biologic Products Holdings, Inc.(a)	Biotechnology - 0.4%	$461,350
1,130,000	China Conch Venture Holdings Ltd.(b)	Machinery - 1.9%	2,203,098
2,100,000	China Construction Bank Corp.(b)	Banks - 1.6%	1,754,449
529,840	China International Travel Service Corp. Ltd., A Shares(b)(c)	Hotels, Restaurants & Leisure - 2.4%	2,754,543
727,000	China Merchants Bank Co. Ltd., A Shares(b)(c)	Banks - 2.5%	2,799,965
80,000	China Merchants Bank Co. Ltd., H Shares(b)	Banks - 0.3%	283,284
449,000	China Mobile Ltd.(b)	Wireless Telecommunication Services - 4.0%	4,558,227
586,000	China Resources Land Ltd.(b)	Real Estate Management & Development - 1.6%	1,801,778
1,723,000	CNOOC Ltd.(b)	Oil, Gas & Consumable Fuels - 2.0%	2,230,512
1,620,000	CSPC Pharmaceutical Group Ltd.(b)	Pharmaceuticals - 2.4%	2,722,569
698,400	Fuyao Glass Industry Group Co. Ltd., H Shares(b)(d)	Auto Components - 2.2%	2,542,802
726,125	Hangzhou Hikvision Digital Technology Co. Ltd., A Shares(b)(c)	Electronic Equipment Instruments & Components - 3.1%	3,500,280
150	Hangzhou Hikvision Digital Technology Co. Ltd., A Shares (Stock Connect)(b)(c)	Electronic Equipment Instruments & Components - — %	723
31,500	Kweichow Moutai Co. Ltd., A Shares(b)	Beverages - 2.2%	2,455,274
7,000	Kweichow Moutai Co. Ltd., A Shares (Stock Connect)(b)(c)	Beverages - 0.5%	545,617
600,000	Nexteer Automotive Group Ltd.(a)(b)	Auto Components - 0.9%	1,034,368
2,692,000	PetroChina Co. Ltd., H Shares(b)	Oil, Gas & Consumable Fuels - 1.5%	1,713,331
384,923	Shanghai International Airport Co. Ltd., A Shares(b)(c)	Transportation Infrastructure - 1.9%	2,203,897
81,000	Tencent Holdings Ltd.(b)	Internet Software & Services - 3.1%	3,541,375
1,600,000	Tong Ren Tang Technologies Co. Ltd., H Shares(b)	Pharmaceuticals - 1.8%	2,046,523
400,000	TravelSky Technology Ltd.(b)	Information Technology Services - 0.9%	1,046,380
1,330,000	Yanlord Land Group Ltd.(b)	Real Estate Management & Development - 1.6%	1,816,937
41,500	Yum China Holdings, Inc.(a)	Hotels, Restaurants & Leisure - 1.5%	1,658,755

			45,676,037

HONG KONG - 44.2%
905,000	AIA Group Ltd.(b)	Insurance - 5.9%	6,699,985
733,000	Asia Satellite Telecommunications Holdings Ltd.	Diversified Telecommunication Services - 0.6%	688,748
126,800	ASM Pacific Technology Ltd.(b)	Semiconductors & Semiconductor Equipment - 1.6%	1,831,592
1,990,000	Convenience Retail Asia Ltd. (e)	Food & Staples Retailing - 0.8%	947,668
72,800	Dah Sing Financial Holdings Ltd.(b)	Banks - 0.4%	495,641

See Notes to Portfolio of Investments.

Aberdeen Greater China Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of September 30, 2017

Shares	Description	Industry and Percentage of Net Assets	Value (US$)
LONG-TERM INVESTMENTS (continued)
COMMON STOCKS (continued)
HONG KONG (continued)
141,900	Dairy Farm International Holdings Ltd.(b)	Food & Staples Retailing - 1.0%	$1,091,611
1,948,000	Giordano International Ltd.(b)	Specialty Retail - 1.0%	1,169,932
7,898,000	Global Brands Group Holding Ltd.(a)(b)	Textiles, Apparel & Luxury Goods - 0.7%	762,318
1,220,000	Hang Lung Properties Ltd.(b)	Real Estate Management & Development - 2.6%	2,904,600
1,207,500	HKBN Ltd.(b)	Diversified Telecommunication Services - 1.1%	1,261,349
876,043	Hong Kong & China Gas Co. Ltd.(b)	Gas Utilities - 1.5%	1,650,753
69,634	Hong Kong Exchanges & Clearing Ltd.(b)	Capital Markets - 1.7%	1,880,680
588,396	HSBC Holdings PLC(b)	Banks - 5.1%	5,811,532
116,200	Jardine Strategic Holdings Ltd.(b)	Industrial Conglomerates - 4.4%	5,025,753
1,749,000	Kerry Logistics Network Ltd.(b)	Air Freight & Logistics - 2.1%	2,424,966
885,558	MTR Corp. Ltd.(b)	Road & Rail - 4.6%	5,185,130
7,010,000	Pacific Basin Shipping Ltd.(a)(b)	Marine - 1.4%	1,588,062
1,224,000	Shangri-La Asia Ltd.(b)	Hotels, Restaurants & Leisure - 2.0%	2,271,835
228,000	Swire Pacific Ltd., Class A(b)	Real Estate Management & Development - 2.0%	2,219,696
272,500	Swire Pacific Ltd., Class B(b)	Real Estate Management & Development - 0.4%	473,062
1,106,400	Swire Properties Ltd.(b)	Real Estate Management & Development - 3.3%	3,757,459

			50,142,372

TAIWAN - 10.5%
171,000	Taiwan FamilyMart Co. Ltd.(b)	Food & Staples Retailing - 0.9%	1,012,926
970,000	Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services - 3.1%	3,454,689
1,034,000	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment - 6.5%	7,382,304

			11,849,919

UNITED STATES - 2.3%
615,600	Samsonite International SA(b)	Textiles, Apparel & Luxury Goods - 2.3%	2,643,614

Total Common Stocks			110,311,942

Total Long-Term Investments - 97.3% (cost $99,143,938)			110,311,942

SHORT-TERM INVESTMENT - 1.2%
UNITED STATES - 1.2%
1,397,450	State Street Institutional U.S. Government Money Market Fund(f)		1,397,450

Total Short-Term Investment - 1.2% (cost $1,397,450)			1,397,450

Total Investments - 98.5% (cost $100,541,388)(g)			111,709,392

Other Assets in Excess of Liabilities - 1.5%			1,646,402

Net Assets - 100.0%			$113,355,794

See Notes to Portfolio of Investments.

Aberdeen Greater China Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of September 30, 2017

(a)	Non-income producing security.

(b)	Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note (a) of the accompanying Notes to Portfolio of Investments.

(c)	China A shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.

(d)	Denotes a security issued under Regulation S or Rule 144A.

(e)	Illiquid security.

(f)	Registered investment company advised by State Street Global Advisors.

(g)	See accompanying Notes to Portfolio of Investments for tax unrealized appreciation/(depreciation) of securities.

PLC	Public Limited Company

See Notes to Portfolio of Investments.

Aberdeen Greater China Fund, Inc.

Notes to Portfolio of Investments (unaudited)

September 30, 2017

Summary of Significant Accounting Policies

a.	Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which they trade closed before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved and established by the Board. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use

Aberdeen Greater China Fund, Inc.

Notes to Portfolio of Investments (unaudited) (concluded)

September 30, 2017

in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments, at Value	Level 1	Level 2	Level 3	Total
Long-Term Investments
China	$2,120,105	$43,555,932	$—	$45,676,037
Hong Kong	1,636,416	48,505,956	—	50,142,372
Taiwan	10,836,993	1,012,926	—	11,849,919
United States	—	2,643,614	—	2,643,614
Short-Term Investment	1,397,450	—	—	1,397,450
Total	$15,990,964	$95,718,428	$—	$111,709,392

Amounts listed as “—” are $0 or round to $0.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. The utilization of valuation factors may result in transfers between Level 1 and Level 2.

During the period ended September 30, 2017, securities issued by Dairy Farm International Holdings Ltd. and Yanlord Land Group Ltd., transferred from Level 1 to Level 2 at the values of $1,091,611 and $1,816,937, respectively, because there was a valuation factor applied at September 30, 2017. Also, securities issued by Convenience Retail Asia Ltd., Taiwan Mobile Co. Ltd. and Taiwan Semiconductor Manufacturing Co. Ltd., transferred from Level 2 to Level 1 at the values of $947,668, $3,454,689 and $7,382,304, respectively, because the securities could be valued without the application of a valuation factor at September 30, 2017.

For the period ended September 30, 2017, there were no significant changes to the fair valuation methodologies.

b.	Rights Issues and Warrants:

Rights issues give the right, normally to existing shareholders, to buy a proportional number of additional securities at a given price (generally at a discount) within a fixed period (generally a short-term period) and are offered at the company’s discretion. Warrants are securities that give the holder the right to buy common stock at a specified price for a specified period of time. Rights issues and warrants are speculative and have no value if they are not exercised before the expiration date. Rights issues and warrants are valued at the last sale price on the exchange on which they are traded.

Aberdeen Greater China Fund, Inc.

Item 2.	Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Greater China Fund, Inc.

BY:	/s/ Alan Goodson
Alan Goodson, Principal Executive Officer of Aberdeen Greater China Fund, Inc.

Date: November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY:	/s/ Alan Goodson
Alan Goodson, Principal Executive Officer of Aberdeen Greater China Fund, Inc.

Date: November 27, 2017

BY:	/s/ Andrea Melia
Andrea Melia, Principal Financial Officer of Aberdeen Greater China Fund, Inc.

Date: November 27, 2017